Annual Operating Expenses - FidelityFreedomIndexFunds-PremierIIComboPRO - FidelityFreedomIndexFunds-PremierIIComboPRO - Fidelity Freedom Index 2060 Fund - Fidelity Freedom Index 2060 Fund - Premier II Class
	Aug. 16, 2024
Operating Expenses:
Management fee	0.04%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.04%

[1]	A Based on estimated amounts for the current fiscal year.